Fair Value Measurements, Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Nov. 30, 2012
Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on a Recurring Basis

The estimated carrying and fair values and basis of valuation of our financial instrument assets and liabilities that are not measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2012			November 30, 2011
	Carrying Value	Fair Value		Carrying Value	Fair Value
		Level 1	Level 2		Level 1	Level 2
Assets
Cash and cash equivalents (a)	$269	$269	$-	$358	$358	$-
Long-term other assets (b)	39	1	36	42	2	39

Total	$308	$270	$36	$400	$360	$39

Liabilities
Fixed rate debt (c)	$5,195	$-	$5,825	$6,251	$-	$6,715
Floating rate debt (c)	3,707	-	3,706	3,102	-	3,057

Total	$8,902	$-	$9,531	$9,353	$-	$9,772

(a)	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.
(b)	At November 30, 2012 and 2011, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.
(c)	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2012 and 2011 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2012 and 2011 being slightly higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on Recurring Basis

The estimated fair value and basis of valuation of our financial instrument assets and liabilities that are measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2012		November 30, 2011
	Level 1	Level 2	Level 1	Level 2
Assets
Cash equivalents (a)	$196	$-	$92	$-
Restricted cash (b)	28	-	11	-
Marketable securities held in rabbi trusts (c)	104	16	98	18
Derivative financial instruments (d)	-	48	-	6

Total	$328	$64	$201	$24

Liabilities
Derivative financial instruments (d)	$-	$43	$-	$12

Total	$-	$43	$-	$12

(a)	Cash equivalents are comprised of money market funds.
(b)	Restricted cash is comprised of money market funds.
(c)	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
(d)	See “Derivative Instruments and Hedging Activities” section below for detailed information regarding our derivative financial instruments.

Reconciliation of Changes in Carrying Amounts of Goodwill

The reconciliation of the changes in the carrying amounts of our goodwill, which goodwill has been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total

Balance at November 30, 2010	$1,898	$1,422	$3,320
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	1,898	1,424	3,322
Ibero goodwill impairment charge (a)	-	(153)	(153)
Foreign currency translation adjustment	-	5	5

Balance at November 30, 2012	$1,898	$1,276	$3,174

(a)	At February 29, 2012, given the current state of the Spanish economy and considering the low level of Ibero estimated fair value in excess of its carrying value, we performed an interim impairment review of Ibero’s goodwill. The interim discounted future cash flow analysis that was used to estimate Ibero’s fair value was primarily impacted by slower than anticipated Ibero capacity growth. As a result, Ibero’s estimated fair value no longer exceeded its carrying value. Accordingly, we proceeded to step two of the impairment test and recognized a goodwill impairment charge of $153 million during the first quarter of 2012, which represented Ibero’s entire goodwill balance. At November 30, 2012, accumulated goodwill impairment charges were $153 million.

Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, which Represents Trademarks

The reconciliation of the changes in the carrying amounts of our intangible assets not subject to amortization, which represent trademarks that have been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total

Balance at November 30, 2010	$927	$384	$1,311
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	927	386	1,313
Ibero trademarks impairment charge (a)	-	(20)	(20)
Foreign currency translation adjustment	-	6	6

Balance at November 30, 2012	$927	$372	$1,299

(a)	At February 29, 2012, we also performed an interim impairment test of Ibero’s trademarks, which resulted in a $20 million impairment charge, based on the reduction of revenues primarily as a result of slower than anticipated Ibero capacity growth and a lower estimated royalty rate, which are all considered level 3 inputs. At November 30, 2012, Ibero’s remaining trademark carrying values are not significant.

Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets

The estimated fair values of our derivative financial instruments and their location on the Consolidated Balance Sheets were as follows (in millions):

		November 30,
	Balance Sheet Location	2012	2011
Derivative assets
Derivatives designated as hedging instruments
Net investment hedges (a)	Prepaid expenses and other	$1	$-
	Other assets – long-term	6	3
Foreign currency zero cost collars (b)	Prepaid expenses and other	11	-
	Other assets – long-term	5	-
Interest rate swaps (c)	Prepaid expenses and other	-	2

		23	5

Derivatives not designated as hedging instruments
Fuel (d)	Other assets – long-term	25	1

Total derivative assets		$48	$6

Derivative liabilities
Derivatives designated as hedging instruments
Net investment hedges (a)	Accrued liabilities and other	$-	$1
Interest rate swaps (c)	Accrued liabilities and other	7	5
	Other long-term liabilities	17	6

		24	12

Derivatives not designated as hedging instruments
Fuel (d)	Accrued liabilities and other	16	-
	Other long-term liabilities	3	-

		19	-

Total derivative liabilities		$43	$12

(a)	At November 30, 2012 and 2011, we had foreign currency forwards totaling $235 million and $183 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2012, $91 million of our foreign currency forwards matured in January 2013 and $144 million mature through July 2017.
(b)	At November 30, 2012, we had foreign currency derivatives consisting of foreign currency zero cost collars totaling $842 million that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See “Newbuild Currency Risks” below for additional information regarding these derivatives.
(c)	We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2012 and 2011, these interest rate swap agreements effectively changed $269 million and $320 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022. In addition, at November 30, 2011 we had both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we received fixed interest rate payments in exchange for making floating interest rate payments. These interest rate swap agreements effectively changed $510 million of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. The U.S. dollar and sterling interest rate swaps matured in February 2012 and June 2012, respectively.
(d)	At November 30, 2012, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2016. See “Fuel Price Risks” below for additional information regarding these fuel derivatives. At November 30, 2011, we had fuel derivatives consisting of zero cost collars on Brent to cover 10% of our estimated fuel consumption for the second half of 2012 through 2015.

Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income

The effective portions of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss) were as follows (in millions):

	November 30,
	2012	2011	2010
Net investment hedges	$48	$(13)	$84
Foreign currency zero cost collars – cash flow hedges	$16	$76	$(58)
Interest rate swaps – cash flow hedges	$(11)	$(4)	$(6)

Fuel Derivatives Outstanding

At November 30, 2012, our outstanding fuel derivatives consisted of zero cost collars on Brent to cover a portion of our estimated fuel consumption as follows:

Maturities (a)	Transaction Dates	Barrels (in thousands)	Weighted-Average Floor Prices	Weighted-Average Ceiling Prices	Percent of Estimated Fuel Consumption Covered
Fiscal 2013
	November 2011	2,112	$74	$132
	February 2012	2,112	$98	$127
	March 2012	4,224	$100	$130

		8,448			40%

Fiscal 2014
	November 2011	2,112	$71	$128
	February 2012	2,112	$88	$125
	June 2012	2,376	$71	$116

		6,600			32%

Fiscal 2015
	November 2011	2,160	$71	$125
	February 2012	2,160	$80	$125
	June 2012	1,236	$74	$110

		5,556			26%

Fiscal 2016	June 2012	3,564	$75	$108	17%

(a)	Fuel derivatives mature evenly over each month within the above fiscal periods.